Gross and Net Realized Investment Gains (Losses) (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investment gains/losses [Line Items]
OTTI		$ (106)	$ (184)		$ (241)
Net realized investment gain	$ 29	366	583	$ 77	829
Fixed-maturity securities
Investment gains/losses [Line Items]
Gross gains on sales	713	572	895	277	2,324
Gross losses on sales	(681)	(104)	(133)	(206)	(1,286)
OTTI		(106)	(184)	0	(241)
Other	(3)	4	5	6	32
Net realized investment gain	$ 29	$ 366	$ 583	$ 77	$ 829